Schedule I - Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2010
Schedule I - Financial Information Of Parent Company [Abstract]
Schedule I - Financial Information Of Parent Company

FINANCIAL INFORMATION OF PARENT COMPANY

Condensed balance sheets

As of December 31, 2010 and 2009

(In thousands, except share amounts)

	2010	2009
ASSETS
Current assets:
Cash and cash equivalents	$1,457	$168
Restricted cash	—	155
Notes receivables	4,664	—
Prepaid expenses and other assets	2	10,639

Total current assets	6,123	10,962

Property, plant and equipment, net	2,191	69,810
Property, plant and equipment, net—Seneca Landlord, LLC	2,497	—
Intangible assets, net	3,006	7,025
Deferred income taxes	1,500	1,500
Investment in subsidiaries	211,679	54,066
Notes receivable	—	21,700
Intercompany receivables	844	—
Other assets	17	2,467

Total Assets	$227,857	167,530

LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Current maturities of notes payable	$—	$10
Accounts payable	201	3,590
Accrued expenses	—	229

	201	3,829
Preferred stock embedded conversion feature derivatives	61,761	4,104
Seneca Holdco liability, at fair value	6,843	—
Notes payable	—	89
Intercompany payables	—	28,533
Other liabilities	1,500	8,984

Total liabilities	70,305	45,539

Commitments and contingencies
Redeemable preferred stock ($.0001 par value; 14,000,000 shares authorized; 13,455,522 and 12,464,357 shares outstanding at December 31, 2010 and 2009, respectively; redemption amount $222,016 and $247,587 at December 31, 2010 and 2009, respectively)	122,436	149,122
Equity (deficit):
Company stockholders' equity (deficit):
Common stock ($.0001 par value; 140,000,000 shares authorized; 13,251,264 and 7,829,557 shares outstanding at December 31, 2010 and 2009, respectively)	1	1
Common stock—additional paid-in-capital	82,636	15,677
Warrants - additional paid-in-capital	4,820	4,619
Accumulated deficit	(52,341)	(60,905)

Total stockholders' equity (deficit)	35,116	(40,608)
Noncontrolling interest	—	13,477

Total equity (deficit)	35,116	(27,131)

Total liabilities and equity (deficit)	$227,857	$167,530

See notes to the Renewable Energy Group, Inc. and subsidiaries consolidated financial statements included elsewhere herein.

SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

Condensed statements of operations

For the years ended December 31, 2010, 2009 and 2008

(In thousands)

	2010	2009	2008
Revenues:
Equity in losses of subsidiaries of continuing operations	$(9,218)	$(11,305)	$(15,014)
Services	490	2,771	2,770

Operating loss	(8,728)	(8,534)	(12,244)
General and administrative expenses	(3,951)	(13,117)	(16,632)
Impairment on long lived asset	—	(833)	—
Change in fair value of preferred stock conversion feature embedded derivatives	(8,208)	(2,339)	2,118
Change in fair value of seneca holdco liability	(4,179)	—	—
Other income	19	405	334
Interest expense	(2)	(7)	—
Interest income	209	1,178	1,131

Loss before income taxes and loss from equity investments	(24,840)	(23,247)	(25,293)
Income tax benefit (expense)	3,252	(45,212)	9,414
Loss from equity investments	—	(399)	—

Net loss	(21,588)	(68,858)	(15,879)

Less—net loss attributable to noncontrolling interest	—	7,953	2,788

Net loss attributable to the company	(21,588)	(60,905)	(13,091)
Effects of recapitalization	8,521	—	—
Less—accretion of preferred stock to redemption value	(27,239)	(44,181)	(26,692)
Less—undistributed dividends allocated to preferred stockholders	(10,027)	(14,036)	(11,145)

Net loss attributable to the company's common stockholders	$(50,333)	$(119,122)	$(50,928)

See notes to the Renewable Energy Group, Inc. and subsidiaries consolidated financial statements elsewhere herein. The accompanying 2010, 2009, and 2008 parent company financial statements have been corrected to include undistributed dividends allocated to preferred stockholders, that the Company had not included in the previously filed schedule.

Renewable Energy Group, Inc.

SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

Condensed statements of redeemable preferred stock and equity (deficit)

for the years ended December 31, 2010, 2009 And 2008 (in thousands except share amounts)

			Company Stockholders' Equity (Deficit)
	Redeemable preferred stock shares	Redeemable preferred stock	Common stock shares	Common stock	Common stock - additional paid-in capital	Warrants - additional paid-in capital	Retained earnings (accumulated deficit)	Noncontrolling Interest	Total
BALANCE, January 1, 2008	8,578,945	$43,707	5,333,460	$1	$62,629	$4,556	$25,723	$807	$93,716
Issuance of preferred stock, net of $246 of issuance cost and $302 for embedded derivative	3,855,059	34,208	—	—	—	—	—	—	—
Issuance of common stock, net of $234 of issuance costs	—	—	2,388,097	—	5,081	—	—	—	5,081
Issuance of warrants	—	—	—	—	(63)	63	—	—	—
Contributions	—	—	—	—	—	—	—	22,820	22,820
Removal of noncontrolling interest as a result of deconsolidation	—	—	—	—	—	—	—	(602)	(602)
Stock compensation expense	—	—	—	—	3,574	—	—	—	3,574
Accretion of preferred stock to redemption value	—	26,692	—	—	(14,060)	—	(12,632)	—	(26,692)
Net loss	—	—	—	—	—	—	(13,091)	(2,788)	(15,879)

BALANCE, December 31, 2008	12,434,004	104,607	7,721,557	1	57,161	4,619	—	20,237	82,018
Issuance of preferred stock	30,353	334	—	—	—	—	—	—	—
Issuance of common stock	—	—	108,000	—	1,368	—	—	—	1,368
Stock compensation expense	—	—	—	—	2,522	—	—	—	2,522
Accretion of preferred stock to redemption value	—	44,181	—	—	(44,181)	—	—	—	(44,181)
Increase in Blackhawk Biofuels LLC members' equity from issuance of common stock	—	—	—	—	(1,193)	—	—	1,193	—
Net loss	—	—	—	—	—	—	(60,905)	(7,953)	(68,858)

BALANCE, December 31, 2009	12,464,357	149,122	7,829,557	1	15,677	4,619	(60,905)	13,477	(27,131)
Derecognition of REG Holdco preferred stock, common stock, and common stock warrants	(12,464,357)	(158,475)	(7,829,557)	(1)	(6,324)	(4,619)	—	—	(10,944)
Issuance of preferred stock, common stock, and common stock warrants to REG Holdco, net of $52,394 for embedded derivatives	13,164,357	102,287	7,549,557	1	14,222	4,619	—	—	— 18,842
Issuance of common stock in acquisitions, net of $862 for issue cost	—	—	5,501,707	—	79,305	—	—	—	79,305
Issuance of preferred stock in acquisitions, net of $1,158 for embedded derivatives	291,165	2,263	—	—	—	—	—	—	—
Issuance of warrants in acquisitions	—	—	—	—	—	1,269	—	—	1,269
Issuance of common stock	—	—	200,000	—	3,015	—	—	—	3,015
Conversion of warrants to restricted stock units	—	—	—	—	1,068	(1,068)	—	—	—
Blackhawk Biofuels LLC deconsolidation and transition adjustment	—	—	—	—	1,192	—	30,152	(13,477)	17,867
Stock compensation expense	—	—	—	—	1,720	—	—	—	1,720
Accretion of preferred stock to redemption value	—	27,239	—	—	(27,239)	—	—	—	(27,239)
Net loss	—	—	—	—	—	—	(21,588)	—	(21,588)

BALANCE, December 31, 2010	13,455,522	$122,436	13,251,264	$1	$82,636	$4,820	$(52,341)	$—	$35,116

See notes to the Renewable Energy Group, Inc. and subsidiaries consolidated financial statements included elsewhere herein.

SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

Condensed Statements of Cash Flows

For the years ended December 31, 2010, 2009 and 2008

(in thousands)

	2010	2009	2008
Cash flows from operating activities:
Net loss	$(21,588)	$(68,858)	$(15,879)
Adjustments to reconcile net loss to net cash flows from operating activities:
Equity in losses of continuing operations	9,218	11,305	15,014
Depreciation expense	241	389	90
Amortization expense	92	175	—
Stock compensation expense	1,376	2,522	3,574
Loss from equity method investees	—	399	—
Impairment of long-lived assets	—	833	—
Deferred tax expense (benefit)	(3,252)	45,212	(8,268)
Change in fair value of preferred stock conversion feature embedded derivatives	8,208	2,339	(2,118)
Change in fair value of Seneca Holdco liability	4,179	—	—
Expense settled with stock issuance	—	334	—
Changes in asset and liabilities, net of effects from mergers and acquisitions:
Accounts receivable	(633)	—	—
Prepaid expenses and other assets	536	(6,245)	521
Accounts payable	1,728	3,980	8
Accrued expenses	—	(845)	1,673

Net cash flows from operating activities	105	(8,460)	(5,385)

Cash flows from investing activities:
Change in investments in subsidiaries	(1,855)	9,439	(18,476)
Cash paid for purchase of property, plant and equipment	(15)	(1,426)	(1,434)
Cash provided through Blackhawk acquisition	—	(155)	—
Cash provided through USBG acquisition	—	—	16,895

Net cash flows from investing activities	(1,870)	7,858	(3,015)

Cash flows from financing activities:
Cash received for issuance of note payable	—	100	—
Cash paid on note payable	(2)	(1)	—
Cash paid on note receivables to subsidiaries	(4,664)	—	—
Cash received from issuance of common stock to ARES Corporation	8,000	—	—
Cash paid for issuance cost of common and preferred stock	(280)	—	(480)

Net cash flows from financing activities	3,054	99	(480)

Net change in cash and cash equivalents	1,289	(503)	(8,880)
Cash and cash equivalents, Beginning of period	168	671	9,551

Cash and cash equivalents, End of period	$1,457	$168	$671

See notes to the Renewable Energy Group, Inc. and subsidiaries consolidated financial statements included elsewhere herein.